Schedule of Investments
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.38%
Alabama–0.74%
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(a)	4.50%	05/01/2032	$ 1,000	$ 1,005,810
Alaska–0.88%
Alaska Municipal Bond Bank Authority; Series 2018 1, RB(b)	5.00%	02/01/2034	1,000	1,202,050
Arizona–3.57%
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project); Series 2018 A, RB(a)	5.25%	12/15/2038	100	100,327
Festival Ranch Community Facilities District;
Series 2019, GO Bonds (INS - AGM)(c)	4.00%	07/15/2034	300	347,181
Series 2019, Ref. GO Bonds (INS - AGM)(c)	4.00%	07/15/2034	350	405,045
Maricopa (County of), AZ Industrial Development Authority (Benjamin Franklin Charter School); Series 2018, RB(a)	6.00%	07/01/2052	1,000	1,056,230
Maricopa County Pollution Control Corp. (Southern California Education Co.); Series 2000 B, Ref. RB	5.00%	06/01/2035	340	340,836
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	2,000	2,610,920
				4,860,539
California–9.88%
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion);
Series 2019, RB	5.00%	08/01/2044	1,000	1,231,420
Series 2019, RB	5.00%	08/01/2049	1,500	1,836,765
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(b)	5.00%	12/31/2037	1,000	1,101,160
Series 2018, RB(b)	5.00%	12/31/2035	1,000	1,109,830
California (State of) Statewide Financing Authority; Series 2006 D, RB(d)	0.00%	06/01/2055	500	22,350
Norman Y Mineta San Jose International Airport SJC;
Series 2017 A, Ref. RB(b)	5.00%	03/01/2041	1,000	1,137,550
Series 2017 A, Ref. RB(b)	5.00%	03/01/2047	1,670	1,884,077
Oak Grove School District (Election of 2008); Series 2018 E, Ref. GO Bonds(e)	5.00%	08/01/2042	2,000	1,215,060
Sacramento (City of), CA Municipal Utility District; Series 2020 H, RB	4.00%	08/15/2045	1,000	1,187,830
Silicon Valley Tobacco Securitization Authority; Series 2007 C, RB(d)	0.00%	06/01/2056	10,800	1,076,112
Southern California Public Power Authority (Tieton Hydropower); Series 2020 A, Ref. RB	4.00%	07/01/2039	1,000	1,179,080
Tobacco Securitization Authority of Southern California; Series 2006, RB(d)	0.00%	06/01/2046	3,000	482,490
				13,463,724
Colorado–0.58%
Aurora (City of), CO; Series 2016, Ref. RB	5.00%	08/01/2032	250	308,415
Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	500	486,425
				794,840
Connecticut–0.01%
South Central Connecticut Regional Water Authority; Series 2008, RB (INS - AGM)(c)	4.50%	08/01/2038	15	15,038
District of Columbia–2.45%
Metropolitan Washington Airports Authority; Series 2019 A, Ref. RB(b)	5.00%	10/01/2040	1,500	1,798,710
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. RB	5.00%	10/01/2053	1,500	1,540,290
				3,339,000
Florida–0.09%
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(a)	5.75%	07/15/2053	100	96,693
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	4.25%	11/15/2034	25	25,022
				121,715
Georgia–5.03%
Atlanta (City of), GA (Beltline); Series 2016 A, Ref. RB	5.00%	01/01/2026	1,275	1,279,628
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Cobb (County of), GA Kennestone Hospital Authority; Series 2017, Ref. RAC	5.00%	04/01/2042	$ 1,035	$ 1,153,384
Floyd (County of), GA Development Authority;
Series 2018 A, RB	5.75%	12/01/2033	100	88,005
Series 2018 A, RB	6.00%	12/01/2038	115	99,331
Series 2018 A, RB	6.25%	12/01/2048	285	244,205
Series 2018 A, RB	6.50%	12/01/2053	165	144,507
Houston (County of), GA Hospital Authority (Houston Hospitals, Inc.); Series 2016 A, Ref. RB	5.00%	10/01/2031	1,900	2,059,923
Main Street Natural Gas, Inc.; Series 2019 A, RB	5.00%	05/15/2049	285	361,565
Municipal Electric Authority of Georgia; Series 2018 HH, Ref. RB	5.00%	01/01/2044	1,000	1,122,490
Oconee (County of), GA Industrial Development Authority;
Series 2018 A-1, RB	6.38%	12/01/2053	250	216,223
Series 2018 A-2, RB(f)	5.50%	12/01/2028	100	92,625
				6,861,886
Illinois–0.87%
Chicago Park District; Series 2020 C, GO Bonds (INS - BAM)(c)	4.00%	01/01/2040	1,000	1,067,300
Illinois (State of) Sports Facilities Authority (The); Series 2019, Ref. RB (INS - BAM)(c)	5.00%	06/15/2030	100	116,394
				1,183,694
Indiana–3.64%
Indiana (State of) Finance Authority; Series 2019, Ref. RB	5.00%	10/01/2048	2,500	3,118,450
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail); Series 2019 A, RB	5.00%	02/01/2049	1,500	1,849,095
				4,967,545
Iowa–1.65%
Clear Lake (City of), IA; Series 2018, RB	6.00%	10/01/2048	100	95,416
Iowa (State of) Finance Authority; Series 2020 A, RB	5.00%	08/01/2049	1,500	1,948,530
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, RB	5.63%	06/01/2046	200	202,640
				2,246,586
Kentucky–1.31%
Kentucky (State of) Property & Building Commission (Project No. 119); Series 2018, RB (INS - BAM)(c)	5.00%	05/01/2032	1,500	1,785,060
Louisiana–1.65%
New Orleans (City of), LA Aviation Board; Series 2017 B, RB(b)	5.00%	01/01/2048	2,000	2,255,580
Maryland–0.90%
Baltimore (City of), MD (Water Projects); Series 2019 A, RB	4.00%	07/01/2044	1,080	1,225,336
Massachusetts–2.28%
Massachusetts (Commonwealth of) Transportation Fund; Series 2017 A, RB	5.00%	06/01/2047	2,555	3,098,525
Massachusetts (State of) Development Finance Agency; Series 2007, RB	4.50%	09/01/2036	5	5,013
				3,103,538
Michigan–3.60%
Detroit (City of), MI Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(c)	5.00%	07/01/2048	1,350	1,527,404
Detroit Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(c)	5.00%	07/01/2043	150	170,030
Great Lakes Water Authority; Series 2020 A, RB	5.00%	07/01/2045	1,750	2,187,552
Michigan (State of) Finance Authority; Series 2017, Ref. RB	5.25%	02/01/2032	1,000	1,020,760
				4,905,746
Minnesota–11.78%
Anoka (County of), MN Housing & Redevelopment Authority (Fridley Medical Center); Series 2010 A, RB	6.63%	05/01/2030	25	25,123
Anoka (County of), MN Housing & Redevelopment Authority (Woodland Park Apartments); Series 2011 A, RB	5.00%	04/01/2027	1,000	1,002,710
Brooklyn Park (City of), MN (Athlos Leadership Academy); Series 2015, RB	5.50%	07/01/2035	650	657,423
Buffalo (City of), MN (Central MN Senior Housing);
Series 2006 A, Ref. RB	5.38%	09/01/2026	365	345,582
Series 2006 A, Ref. RB	5.50%	09/01/2033	10	8,932
Chisago City (City of), MN (CDL Homes LLC); Series 2013 B, RB	6.00%	08/01/2043	1,000	1,018,600
Cokato (City of), MN (Cokato Charitable Trust); Series 2006 A, Ref. RB	5.25%	12/01/2026	200	191,612
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Dakota (County of), MN Community Development Agency; Series 2015, RB	6.00%	08/01/2035	$ 2,300	$ 2,009,165
Dakota (County of), MN Community Development Agency (Ebenezer Ridges Assisted Living); Series 2013 A, RB	5.75%	11/01/2033	750	705,217
Hayward (City of), MN (St. John’s Lutheran Home of Albert Lea); Series 2014, Ref. RB	5.38%	10/01/2044	500	425,195
International Falls (City of), MN; Series 1999, Ref. RB(b)	6.85%	12/01/2029	115	111,788
Little Canada (City of), MN (PHS/Mayfield LLC); Series 2010, Ref. RB	6.00%	12/01/2030	250	240,778
Maplewood (City of), MN (VOA Care Centers); Series 2005 A, Ref. RB	5.38%	10/01/2024	500	483,945
Minneapolis & St. Paul (Cities of), MN Housing Finance Board;
Series 2006 A2, RB (CEP - GNMA)(b)	5.00%	12/01/2038	2	2,022
Series 2007 A-1, RB (CEP - GNMA)(b)	5.25%	12/01/2040	14	13,671
Series 2007 A-2, RB (CEP - GNMA)(b)	5.52%	03/01/2041	5	5,061
Minneapolis (City of), MN; Series 2010, RB	6.00%	12/01/2040	500	513,995
Minnesota (Sate of) Housing Finance Agency; Series 2013 B-1, RB	5.30%	08/01/2044	1,050	1,140,279
Minnesota (State of) Higher Education Facilities Authority; Series 2017, Ref. RB	5.00%	10/01/2040	500	517,115
Minnesota (State of) Municipal Power Agency; Series 2010 A, RB	5.25%	10/01/2035	750	762,052
Ramsey (City of), MN (Pact Charter School); Series 2013 A, Ref. RB	5.50%	12/01/2033	1,000	1,035,720
Rochester (City of), MN (Olmsted Medical Center); Series 2010, RB	5.88%	07/01/2030	750	752,302
St. Louis (City of), MN Park Economic Development Authority (Hoigaard Village); Series 2010, RB	5.00%	02/01/2023	150	150,006
St. Paul (City of), MN Housing & Redevelopment Authority; Series 2004, RB	6.25%	03/01/2029	300	253,296
St. Paul (City of), MN Housing & Redevelopment Authority (Nova Classical Academy); Series 2011 A, RB	6.38%	09/01/2031	375	392,843
St. Paul (City of), MN Housing & Redevelopment Authority (University Westgate Station); Series 2015 B, RB	5.25%	04/01/2043	500	500,350
St. Paul (City of), MN Port Authority; Series 2007 1, RB	5.00%	08/01/2036	1,375	1,375,674
Stillwater (City of), MN (Orleans Homes);
Series 2007, RB(b)	5.38%	02/01/2032	900	900,351
Series 2007, RB(b)	5.50%	02/01/2042	510	510,056
				16,050,863
Missouri–3.13%
Boone (County of), MO (Boone Hospital Center); Series 2016, Ref. RB	5.00%	08/01/2031	900	981,774
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(a)	5.25%	12/01/2048	100	91,340
Missouri (State of) Health & Educational Facilities Authority (Maryville University St. Louis); Series 2019 A, RB	5.00%	06/15/2045	500	571,265
St. Louis (City of), MO Land Clearance for Redevelopment Authority; Series 2018 A, RB	5.00%	04/01/2048	2,395	2,625,207
				4,269,586
New Jersey–1.82%
New Jersey (State of) Economic Development Authority; Series 2018 A, RB(a)	6.50%	11/01/2052	100	108,408
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	95	113,738
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology); Series 2020 A, RB	5.00%	07/01/2045	2,000	2,258,620
				2,480,766
New York–10.76%
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB	5.00%	02/15/2045	2,150	2,505,631
Long Island (City of), NY Power Authority; Series 2017, RB	5.00%	09/01/2042	2,000	2,386,740
Metropolitan Transportation Authority; Series 2014 B, RB	5.00%	11/15/2044	2,000	2,065,740
Metropolitan Transportation Authority (Climate Bond Certified - Federally Tax Exempt); Series 2020 C-1, RB	5.00%	11/15/2050	1,000	1,080,570
New York (City of), NY Municipal Water Finance Authority (Water & Sewer System); Series 2019 BB-1, RB	5.00%	06/15/2049	1,000	1,273,220
New York (State of) Housing Finance Agency (Climate Bond Certified/Sustainability Bonds); Series 2019 P, RB	3.05%	11/01/2049	1,000	1,036,630
New York (State of) Thruway Authority; Series 2016 A, RB	5.25%	01/01/2056	1,395	1,583,102
New York City Housing Development Corp.; Series 2020 A-1-C, RB	2.80%	11/01/2045	1,000	1,002,660
Syracuse (City of), NY Industrial Development Agency (Carousel Center); Series 2016, Ref. RB(b)	5.00%	01/01/2034	2,000	1,736,860
				14,671,153
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–0.77%
Nash Health Care Systems; Series 2003, RB (INS - AGM)(c)	5.00%	11/01/2030	$ 10	$ 10,028
North (State of) Carolina Turnpike Authority; Series 2017 A, Ref. RB	5.00%	07/01/2047	1,000	1,045,040
				1,055,068
Ohio–2.08%
Buckeye Tobacco Settlement Financing Authority; Series 2020 A-2, Ref. RB	4.00%	06/01/2039	150	167,546
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042	500	548,725
Ohio (State of) Higher Educational Facility Commission (University Findlay); Series 2019, Ref. RB	5.00%	03/01/2039	2,000	2,119,740
				2,836,011
Oregon–0.97%
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow;
Series 2019 A, GO Bonds (CEP - Oregon School Bond Guaranty)(d)	0.00%	06/15/2038	1,250	747,525
Series 2019 A, GO Bonds (CEP - Oregon School Bond Guaranty)(d)	0.00%	06/15/2039	1,000	571,760
				1,319,285
Pennsylvania–6.50%
Chester (County of), PA Industrial Development Authority (Longwood Gardens);
Series 2019, RB	5.00%	12/01/2044	1,500	1,886,355
Series 2019, RB	4.00%	12/01/2049	1,500	1,718,325
Dallas Area Municipal Authority (Misericordia University);
Series 2019, Ref. RB	5.00%	05/01/2039	145	147,996
Series 2019, Ref. RB	5.00%	05/01/2048	560	563,086
Pennsylvania (State of) Turnpike Commission; Series 2016 A1, RB	5.00%	12/01/2041	1,905	2,145,563
Philadelphia (State of) Authority for Industrial Development (La Salle University); Series 2017, Ref. RB	5.00%	05/01/2037	1,475	1,494,676
State Public School Building Authority (School District of Philidelphia (The)); Series 2016 A, Ref. RB (INS - AGM)(c)	5.00%	06/01/2031	750	897,090
				8,853,091
Rhode Island–0.21%
Tobacco Settlement Financing Corp.; Series 2007 A, RB(d)	0.00%	06/01/2052	2,080	290,451
South Carolina–1.18%
South Carolina (State of) Public Service Authority; Series 2015 A, Ref. RB	5.00%	12/01/2050	1,500	1,612,980
Tennessee–0.07%
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(a)	5.13%	06/01/2036	100	100,499
Texas–5.50%
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	100	103,530
Austin Community College District Public Facility Corp. (Highland Campus Building 3000); Series 2018, RB	5.00%	08/01/2042	2,000	2,399,140
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	6.13%	08/15/2048	500	534,580
Dallas (City of), TX Area Rapid Transit; Series 2020 A, Ref. RB	5.00%	12/01/2045	2,000	2,505,600
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	1,700	1,954,218
				7,497,068
Utah–3.74%
Salt Lake City (City of), UT; Series 2018 A, RB(b)	5.00%	07/01/2043	1,000	1,142,420
Salt Lake City Corp.;
Series 2017 A, RB(b)	5.00%	07/01/2047	2,000	2,242,940
Series 2017 B, RB	5.00%	07/01/2047	1,500	1,711,905
				5,097,265
Virginia–0.74%
Farmville (Town of), VA Industrial Development Authority (Longwood University Student Housing); Series 2018 A, Ref. RB	5.00%	01/01/2055	1,000	1,006,110
Washington–4.33%
Central Puget Sound Regional Transit Authority; Series 2016 S-1, RB	5.00%	11/01/2046	2,000	3,079,220
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center); Series 2017, Ref. RB	5.00%	08/15/2035	$ 2,745	$ 2,818,511
				5,897,731
Wisconsin–5.67%
Public Finance Authority (Barton College); Series 2018 A, RB	5.00%	03/01/2048	500	487,620
Public Finance Authority (Beyond Boone LLC); Series 2019 A, RB (INS - AGM)(c)	5.00%	07/01/2035	500	590,095
Public Finance Authority (The Evergreens Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2049	1,000	974,400
Public Finance Authority (Wingate University); Series 2018 A, Ref. RB	5.25%	10/01/2048	1,500	1,557,465
Somers (Village of), WI; Series 2018 B, Ref. RB	4.85%	06/01/2036	1,235	1,342,297
Wisconsin (State of) Public Finance Authority;
Series 2018, RB (INS - AGM)(c)	5.00%	07/01/2058	2,100	2,383,941
Series 2019 A, RB(a)	5.38%	06/01/2044	100	89,083
Series 2019 A, RB(a)	5.50%	06/01/2054	100	87,465
Series 2019 A, RB (INS - AGM)(c)	5.00%	07/01/2058	100	113,828
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(a)	5.00%	06/15/2039	100	97,836
				7,724,030
TOTAL INVESTMENTS IN SECURITIES(g)–98.38% (Cost $129,627,871)					134,099,644
OTHER ASSETS LESS LIABILITIES–1.62%					2,211,458
NET ASSETS –100.00%					$136,311,102
Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $2,833,691, which represented 2.08% of the Fund’s Net Assets.
(b)	Security subject to the alternative minimum tax.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Zero coupon bond issued at a discount.
(e)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2020, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Subsequent Event
Effective on or about September 4, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer Municipal Fund to Invesco Environmental Focus Municipal Fund.
In addition, the principal investment strategy of the Fund will change to incorporate proprietary environmental scoring and exclusionary criteria. With the strategy change, the investment objective of the Fund will change to provide a high level of current income exempt from federal income tax, consistent with preservation of capital.
Invesco Oppenheimer Municipal Fund